Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2024
Basis of Presentation and General information [Abstract]
Consolidated Vessel Owning Subsidiaries
(a) Consolidated vessel owning subsidiaries:

	Company	Country of incorporation	Vessel Name	DWT	Year Built	Delivery date to Castor
1	Spetses Shipping Co. (“Spetses”)	Marshall Islands	M/V Magic P	76,453	2004	February 2017
2	Liono Shipping Co. (“Liono”)	Marshall Islands	M/V Magic Thunder	83,375	2011	April 2021
3	Mulan Shipping Co. (“Mulan”)	Marshall Islands	M/V Magic Starlight	81,048	2015	May 2021
4	Cinderella Shipping Co. (“Cinderella”)	Marshall Islands	M/V Magic Eclipse	74,940	2011	June 2021
5	Mickey Shipping Co. (“Mickey”)	Marshall Islands	M/V Magic Callisto	74,930	2012	January 2022
6	Songoku Shipping Co. (“Songoku”)	Marshall Islands	M/V Magic Pluto	74,940	2013	August 2021
7	Asterix Shipping Co. (“Asterix”)	Marshall Islands	M/V Magic Perseus	82,158	2013	August 2021
8	Johnny Bravo Shipping Co. (“Johnny Bravo”)	Marshall Islands	M/V Magic Mars	76,822	2014	September 2021
9	Jerry Shipping Co. (“Jerry S”)	Marshall Islands	M/V Ariana A	38,117	2005	November 2022
10	Tom Shipping Co. (“Tom S”)	Marshall Islands	M/V Gabriela A	38,121	2005	November 2022

Consolidated Subsidiaries Formed to Acquire Vessels	(b) Consolidated subsidiaries formed to acquire vessels:
	Company	Country of incorporation
1	Containco Shipping Inc.	Marshall Islands

Consolidated Non-Vessel Owning Subsidiaries
(c) Consolidated non-vessel owning subsidiaries:

	Company	Country of incorporation
1	Castor Maritime SCR Corp. (“Castor SCR”) (1)	Marshall Islands
2	Indigo Global Corp. (2)	Marshall Islands
3	Bagheera Shipping Co. (“Bagheera”) (3)	Marshall Islands
4	Luffy Shipping Co. (“Luffy”) (4)	Marshall Islands
5	Kabamaru Shipping Co. (“Kabamaru”) (5)	Marshall Islands
6	Bistro Maritime Co. (“Bistro”) (6)	Marshall Islands
7	Garfield Shipping Co. (“Garfield”) (7)	Marshall Islands
8	Pikachu Shipping Co. (“Pikachu”) (8)	Marshall Islands
9	Jumaru Shipping Co. (“Jumaru”) (9)	Marshall Islands
10	Pumba Shipping Co. (“Pumba”) (10)	Marshall Islands
11	Snoopy Shipping Co. (“Snoopy”) (11)	Marshall Islands
12	Super Mario Shipping Co. (“Super Mario”) (12)	Marshall Islands
13	Stewie Shipping Co. (“Stewie”) (13)	Marshall Islands
14	Pocahontas Shipping Co. (“Pocahontas”) (14)	Marshall Islands

(1)	Incorporated under the laws of the Marshall Islands on September 16, 2021, this entity serves as the Company’s subsidiaries’ cash manager with effect from November 1, 2021.

(2)	Incorporated under the laws of the Marshall Islands on April 24, 2024 for trading purposes.

(3)	Bagheera Shipping Co. no longer owns any vessel following the sale of the M/V Magic Rainbow on March 13, 2023, and delivery of such vessel to an unaffiliated third-party on April 18, 2023.

(4)	Luffy Shipping Co. no longer owns any vessel following the sale of the M/V Magic Twilight on June 2, 2023, and delivery of such vessel to an unaffiliated third-party on July 20, 2023.

(5)	Kabamaru Shipping Co. no longer owns any vessel following the sale of the M/V Magic Argo on September 22, 2023, and delivery of such vessel to an unaffiliated third-party on December 14, 2023.

(6)	Bistro Maritime Co. no longer owns any vessel following the sale of the M/V Magic Sun on October 6, 2023, and delivery of such vessel to an unaffiliated third-party on November 14, 2023.

(7)	Garfield Shipping Co. no longer owns any vessel following the sale of the M/V Magic Phoenix on October 16, 2023, and delivery of such vessel to an unaffiliated third-party on November 27, 2023.

(8)	Pikachu Shipping Co. no longer owns any vessel following the sale of the M/V Magic Moon on November 10, 2023, and delivery of such vessel to an unaffiliated third-party on January 16, 2024 (see also Note 7).

(9)	Jumaru Shipping Co. no longer owns any vessel following the sale of the M/V Magic Nova on January 19, 2024, and delivery of such vessel to an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer on March 11, 2024 (see also Note 7).

(10)	Pumba Shipping Co. no longer owns any vessel following the sale of the M/V Magic Orion on December 7, 2023, and delivery of such vessel to an unaffiliated third-party on March 22, 2024 (see also Note 7).

(11)	Snoopy Shipping Co. no longer owns any vessel following the sale of the M/V Magic Nebula on February 15, 2024, and delivery of such vessel to an entity affiliated with a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer on April 18, 2024 (see also Note 7).

(12)	Super Mario Shipping Co. no longer owns any vessel following the sale of the M/V Magic Venus on December 21, 2023, and delivery of such vessel to an entity affiliated with a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer on May 10, 2024 (see also Note 7).

(13)	Stewie Shipping Co. no longer owns any vessel following the sale of the M/V Magic Vela on May 1, 2024, and delivery of such vessel to an unaffiliated third-party on May 23, 2024 (see also Note 7).

(14)	Pocahontas Shipping Co. no longer owns any vessel following the sale of the M/V Magic Horizon on January 19, 2024, and delivery of such vessel to an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer on May 28, 2024 (see also Note 7).

Entities Comprising Discontinued Operations as Part of Spin-Off
(d) Entities comprising the discontinued operations as part of the Spin-Off:

	Company	Country of incorporation	Vessel Name	DWT	Year Built	Delivery date to Castor
1	Toro Corp. (15)	Marshall Islands	—	—	—	—
2	Toro RBX Corp. (“Toro RBX”) (16)	Marshall Islands	—	—	—	—
3	Rocket Shipping Co. (“Rocket”)	Marshall Islands	M/T Wonder Polaris	115,351	2005	March 2021
4	Gamora Shipping Co. (“Gamora”)	Marshall Islands	M/T Wonder Sirius	115,341	2005	March 2021
5	Starlord Shipping Co. (“Starlord”)	Marshall Islands	M/T Wonder Vega	106,062	2005	May 2021
6	Hawkeye Shipping Co. (“Hawkeye”)	Marshall Islands	M/T Wonder Avior	106,162	2004	May 2021
7	Vision Shipping Co. (“Vision”)	Marshall Islands	M/T Wonder Mimosa	36,718	2006	May 2021
8	Colossus Shipping Co. (“Colossus”)	Marshall Islands	M/T Wonder Musica	106,290	2004	June 2021
9	Xavier Shipping Co. (“Xavier”)	Marshall Islands	M/T Wonder Formosa	36,660	2006	June 2021
10	Drax Shipping Co. (“Drax”)	Marshall Islands	M/T Wonder Bellatrix	115,341	2006	December 2021
11	Elektra Shipping Co. (“Elektra”) (17)	Marshall Islands	—	—	—	—

(15)
Incorporated on July 29, 2022. At the Distribution Date, Toro served as the holding company to which the equity interests of the Aframax/LR2 and Handysize tanker owning subsidiaries and Elektra were contributed.

(16)	Incorporated under the laws of the Marshall Islands on October 3, 2022, to serve, with effect from the Distribution Date, as the cash manager of Toro and its subsidiaries.

(17)	Elektra no longer owns any vessel following the sale of the M/T Wonder Arcturus on May 9, 2022, and delivery of such vessel to an unaffiliated third-party on July 15, 2022.